Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Entity Registrant Name	ELLOMAY CAPITAL LTD.
Entity Central Index Key	0000946394
Document Type	20-F/A
Document Period End Date	Dec. 31, 2022
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) is being filed to amend the Annual Report on Form 20-F for the fiscal year ended December 31, 2022, filed by Ellomay Capital Ltd. (the “Company”) on April 7, 2023 (the “2022 Form 20-F”).
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	No
Entity Filer Category	Accelerated Filer
Auditor Attestation Flag	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	12,852,585 [1]
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Incorporation State Country Code	IL
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-35284
Entity Address, Address Line One	18 Rothschild Boulevard
Entity Address, Address Line Two	1
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6688121
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ELLO
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Somekh Chaikin
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1057
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Kalia Rubenbach
Entity Address, Address Line One	18 Rothschild Boulevard
Entity Address, Address Line Two	1
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6688121
City Area Code	972
Local Phone Number	3-797-1111
Contact Personnel Fax Number	77-344-6856

[1]	Does not include a total of 258,046 ordinary shares held at that date as treasury shares under Israeli law, all of which were repurchased by Ellomay. For so long as such treasury shares are owned by Ellomay they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to Ellomay’s shareholders nor are they entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of Ellomay’s shareholders.